Assets Subject to Lien and Assets Acquired Through Foreclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Collateral [Abstract]
Assets subjected to lien
(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2022
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	KOREA SECURITIES FINANCE CORPORATION, etc.	198,377	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	659,050	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	6,939	Future trading collateral
	Korean financial institutions’ debt securities, etc.	SC FIRST BANK KOREA, SEOUL, etc.	245,876	Variable margin deposit for CSA, etc.
	Korean financial institutions’ debt securities, etc.	SHINHAN ASSET MANAGEMENT, etc.	16,200	Related to bonds sold under repurchase agreements (*1)
	Korean capital contributions, etc.	Korea Software Financial Cooperative	104	Bid guarantee, etc.
Financial assets at FVTOCI	Korean treasury and government bonds	Korea Securities Depository	460	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	6,394,890	Settlement risk, etc.
	Debt securities in foreign currencies	BNP-PARIBAS, etc.	1,060,120	Variable margin deposit for CSA, etc.
	Debt securities in foreign currencies	SC BANK, H.K, etc.	582,738	Related to bonds sold under repurchase agreements (*1)
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	1,100,351	Related to bonds sold under repurchase agreements (*1)

		December 31, 2022
		Collateral given to	Amount	Reason for collateral
	Korean treasury and government bonds	The BOK, etc.	10,820,136	Settlement risk, etc.
	Debt securities in foreign currencies	NATIXIS, etc.	70,949	Related to bonds sold under repurchase agreements (*1)
	Debt securities in foreign currencies	FHLB ADVANCE, etc.	10,570	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co.,Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	The Korea Exchange, etc.	133,539	Margin deposit for CCP
	Other due from banks in foreign currency	Korea Investment & Securities, etc.	1,142,784	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	1,892,723	Related to covered bonds
Premises and equipment	Land and building	Gakorea Co., Ltd , etc.	1,851	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd., etc.	5,365	Right to collateral and others (*2)

		Total	24,344,522

(*1)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 522 million Won.

		December 31, 2023
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	Mirae Asset Global Investments Co., Ltd., etc.	238,461	Related to bonds sold under repurchase agreements ( *1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	675,815	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	6,534	Future trading collateral
	Korean financial institutions’ debt securities, etc.	Korea Exchange Co., Ltd etc.	385,394	Variable margin deposit for CSA, etc.
	Korean capital contributions, etc.	Korea Software Financial Cooperative	107	Bid guarantee, etc.
Financial assets at FVTOCI	Korean treasury and government bonds	Korea Securities Depository	73,846	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	8,182,907	Settlement risk, etc.
	Debt securities in foreign currencies	Korea Investment & Securities, etc.	955,126	Substitute securities, etc.
	Debt securities in foreign currencies	Postal Savings Bank of China	482,737	Related to bonds sold under repurchase agreements (*1)
Securities at amortized cost	Korean treasury and government bonds	The BOK, etc.	10,380,306	Settlement risk, etc.
	Debt securities in foreign currencies	NATIXIS	48,368	Related to bonds sold under repurchase agreements (*1)

		December 31, 2023
		Collateral given to	Amount	Reason for collateral
	Debt securities in foreign currencies	FEDERAL RESERVE BANK	23,180	Related to the borrowing limit
Loan at amortized cost and other financial assets	Other due from banks in local currency	MORGAN STANLEY BANK INTL, SEL, etc.	26,854	Variable margin deposit for CSA, etc.
	Other due from banks in foreign currency	Korea Investment & Securities, etc.	765,330	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	1,242,963	Related to covered bonds
Premises and equipment	Land and building	Gakorea Co., Ltd , etc.	1,808	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd.	5,211	Right to collateral (*2)

		Total	23,494,947

(*1)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 339 million Won.

Assets acquired through foreclosures
(2)	Details of assets acquired through foreclosures are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Investment properties
Land	6,404	6,404
Building	165	148
Sub-total	6,569	6,552
Other assets
Land for non-business use	21,302	30,950
Building for non-business use (*1)	3,049	5,174
Movables for non-business use (*2)	165	111
Real estate assessment provision for non-business use	(1,176)	(1,611)
Sub-total	23,340	34,624
Assets held for sale
Land	2,351	2,393
Building	1,832	1,853
Sub-total	4,183	4,246

Total	34,092	45,422

(*1)	The cumulative depreciation amount as of December 31, 2022 and 2023 is 1,055 million Won and 1,471 million Won, respectively.
(*2)	The cumulative depreciation amount as of December 31, 2022 and 2023 is 882 million Won and 886 million Won, respectively.

Schedule of securities loaned
(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2022	December 31, 2023	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds, etc.	—	625,398	Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	98,027	592,218	Korea Securities Depository, etc.

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
Fair values of collaterals held that can be disposed and
re-subjected
to lien regardless of defaults of counterparties as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	7,109,933	—

	December 31, 2023
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	3,443,822	—